Derivative Liability	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Notes to Financial Statements
Derivative Liability

An embedded derivative has been bifurcated and accounted for separately from the debt host. Accordingly, the Company recorded the estimated derivative as a liability upon issuance of the convertible notes. The derivative liability was recorded by reducing the carrying value of the convertible notes. The fair value of the embedded derivative fluctuates with the fair value of the Company’s common stock, which is calculated each quarter using the Black-Scholes valuation model.

During the year ended November 30, 2017, the Company recognized change in fair value of the derivative liability of $77,540 related to the change in fair value of the conversion feature. The change in fair value of the conversion feature was recorded through operating results.

An embedded derivative has been bifurcated and accounted for separately from the debt host. Accordingly, the Company recorded the estimated derivative as a liability upon issuance of the convertible notes. The derivative liability was recorded by reducing the carrying value of the convertible notes. The fair value of the embedded derivative fluctuates with the fair value of the Company’s common stock, which is calculated each quarter using the Black-Scholes valuation model.

During the year ended August 31, 2017, the Company recognized change in fair value of the derivative liability of $108,440 related to the change in fair value of the conversion feature. The change in fair value of the conversion feature was recorded through operating results.